Loans (Tables)	12 Months Ended
Dec. 31, 2014
Net Financing Leases [Table Text Block]
(In thousands)	2014	2013
Total minimum lease payments	$497,895	$493,022
Estimated residual value of leased property	149,079	134,198
Deferred origination costs, net of fees	8,727	7,773
Less - Unearned financing income	89,552	88,230
Net minimum lease payments	566,149	546,763
Less - Allowance for loan losses	7,184	10,737
Net minimum lease payments, net of allowance for loan losses	$558,965	$536,026

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2015	$127,901
2016	112,768
2017	99,531
2018	83,518
2019 and thereafter	74,177
Total	$497,895

A S C Subtopic 31030 [Member] | SOP Non-Covered Loans [Member]
Accretable Yield For Acquired Loans [Table Text Block]

Activity in the accretable yield - Non-covered loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2014	December 31, 2013
Beginning balance	$49,398	$-
Additions	19,190	60,805
Accretion	(10,074)	(7,396)
Change in expected cash flows	57,790	(4,011)
Ending balance	$116,304	$49,398

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
Carrying amount of non-covered loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2014	December 31, 2013
Beginning balance	$173,659	$-
Additions	58,799	195,283
Accretion	10,074	7,396
Collections and charge-offs	(29,769)	(29,020)
Ending balance	$212,763	$173,659
Allowance for loan losses ASC 310-30 non-covered loans	(16,159)	(14,536)
Ending balance, net of allowance for loan losses	$196,604	$159,123

Covered Under Loss Sharing Agreements With F D I C [Member]
Covered Loans Held In Portfolio [Table Text Block]

(In thousands)	December 31, 2014	December 31, 2013
Commercial real estate	$1,511,472	$1,710,229
Commercial and industrial	103,309	102,575
Construction	70,336	190,127
Mortgage	822,986	934,373
Consumer	34,559	47,123
Total loans held-in-portfolio	$2,542,662	$2,984,427

Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2014		December 31, 2013

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$8,810	$-	$8,345	$-
Commercial and industrial	1,142	-	7,335	456
Construction	2,770	-	11,872	-
Mortgage	4,376	28	1,739	69
Consumer	735	-	90	112
Total[1]	$17,833	$28	$29,381	$637

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2014			December 31, 2013

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,392,482	$90,202	$1,482,684	$1,483,331	$149,341	$1,632,672
Commercial and industrial	57,059	2,197	59,256	55,192	3,069	58,261
Construction	32,836	32,409	65,245	71,864	104,356	176,220
Mortgage	764,148	45,829	809,977	862,878	59,483	922,361
Consumer	25,617	1,393	27,010	35,810	2,623	38,433
Carrying amount	2,272,142	172,030	2,444,172	2,509,075	318,872	2,827,947
Allowance for loan losses	(52,798)	(26,048)	(78,846)	(57,594)	(36,321)	(93,915)
Carrying amount, net of allowance	$2,219,344	$145,982	$2,365,326	$2,451,481	$282,551	$2,734,032

Accretable Yield For Acquired Loans [Table Text Block]
	Activity in the accretable yield
	Covered loans ASC 310-30
	For the years ended
	December 31, 2014			December 31, 2013
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,297,725	$11,480	$1,309,205	$1,446,381	$5,288	$1,451,669
Accretion	(268,063)	(16,409)	(284,472)	(268,005)	(11,703)	(279,708)
Change in expected cash flows	236,090	10,514	246,604	119,349	17,895	137,244
Ending balance	$1,265,752	$5,585	$1,271,337	$1,297,725	$11,480	$1,309,205

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2014			December 31, 2013
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$2,509,075	$318,872	$2,827,947	$3,051,964	$439,795	$3,491,759
Accretion	268,063	16,409	284,472	268,005	11,703	279,708
Collections and charge offs	(504,996)	(163,251)	(668,247)	(810,894)	(132,626)	(943,520)
Ending balance	$2,272,142	$172,030	$2,444,172	$2,509,075	$318,872	$2,827,947
Allowance for loan losses
ASC 310-30 covered loans	(52,798)	(26,048)	(78,846)	(57,594)	(36,321)	(93,915)
Ending balance, net of ALLL	$2,219,344	$145,982	$2,365,326	$2,451,481	$282,551	$2,734,032

Loans Held For Investment [Member] | Non Covered Loans [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2014
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$2,199	$-	$-	$-	$2,199	$-
Commercial real estate non-owner occupied	33,452	-	-	-	33,452	-
Commercial real estate owner occupied	92,648	-	805	-	93,453	-
Commercial and industrial	129,611	494	1,510	-	131,121	494
Construction	13,812	-	-	-	13,812	-
Mortgage[2][3]	295,629	426,387	9,284	-	304,913	426,387
Leasing	3,102	-	-	-	3,102	-
Legacy	-	-	1,545	-	1,545	-
Consumer:
Credit cards	-	20,368	449	-	449	20,368
Home equity lines of credit	-	21	4,090	-	4,090	21
Personal	25,678	10	1,410	-	27,088	10
Auto	11,387	-	-	-	11,387	-
Other	3,865	682	7	-	3,872	682
Total[1]	$611,383	$447,962	$19,100	$-	$630,483	$447,962

At December 31, 2013
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$4,944	$-	$20,894	$-	$25,838	$-
Commercial real estate non-owner occupied	41,959	-	42,413	-	84,372	-
Commercial real estate owner occupied	83,441	-	23,507	-	106,948	-
Commercial and industrial	55,753	556	6,142	-	61,895	556
Construction	18,108	-	5,663	-	23,771	-
Mortgage[2][3]	206,389	395,645	26,292	-	232,681	395,645
Leasing	3,495	-	-	-	3,495	-
Legacy	-	-	15,050	-	15,050	-
Consumer:
Credit cards	-	20,313	486	-	486	20,313
Home equity lines of credit	-	147	8,632	-	8,632	147
Personal	17,054	54	1,591	-	18,645	54
Auto	10,562	-	2	-	10,564	-
Other	5,550	585	21	-	5,571	585
Total[1]	$447,255	$417,300	$150,693	$-	$597,948	$417,300

Past Due Financing Receivables Table Text Block
December 31, 2014
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$221	$69	$2,199	$2,489	$77,588	$80,077
Commercial real estate non-owner occupied	9,828	121	33,452	43,401	1,970,178	2,013,579
Commercial real estate owner occupied	8,954	7,709	92,648	109,311	1,364,051	1,473,362
Commercial and industrial	18,498	5,269	130,105	153,872	2,653,913	2,807,785
Construction	2,497	-	13,812	16,309	143,075	159,384
Mortgage	304,319	167,219	780,678	1,252,216	4,198,285	5,450,501
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Consumer:
Credit cards	13,715	9,290	20,368	43,373	1,096,791	1,140,164
Home equity lines of credit	137	159	21	317	13,083	13,400
Personal	13,479	6,646	25,688	45,813	1,216,720	1,262,533
Auto	34,238	8,397	11,387	54,022	713,274	767,296
Other	1,009	209	4,547	5,765	199,879	205,644
Total	$413,674	$206,334	$1,118,007	$1,738,015	$14,200,099	$15,938,114

December 31, 2014
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$87	$376	$-	$463	$406,740	$407,203
Commercial real estate non-owner occupied	1,478	-	-	1,478	511,089	512,567
Commercial real estate owner occupied	45	3,631	805	4,481	189,424	193,905
Commercial and industrial	1,133	123	1,510	2,766	643,023	645,789
Construction	810	-	-	810	91,626	92,436
Mortgage	29,582	8,646	9,284	47,512	1,004,873	1,052,385
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	314	246	449	1,009	14,056	15,065
Home equity lines of credit	5,036	1,025	4,090	10,151	342,611	352,762
Personal	2,476	893	1,410	4,779	108,140	112,919
Auto	-	-	-	-	73	73
Other	10	4	7	21	394	415
Total	$41,900	$16,875	$19,100	$77,875	$3,388,462	$3,466,337

December 31, 2014
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$308	$445	$2,199	$2,952	$484,328	$487,280
Commercial real estate non-owner occupied	11,306	121	33,452	44,879	2,481,267	2,526,146
Commercial real estate owner occupied	8,999	11,340	93,453	113,792	1,553,475	1,667,267
Commercial and industrial	19,631	5,392	131,615	156,638	3,296,936	3,453,574
Construction	3,307	-	13,812	17,119	234,701	251,820
Mortgage	333,901	175,865	789,962	1,299,728	5,203,158	6,502,886
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	14,029	9,536	20,817	44,382	1,110,847	1,155,229
Home equity lines of credit	5,173	1,184	4,111	10,468	355,694	366,162
Personal	15,955	7,539	27,098	50,592	1,324,860	1,375,452
Auto	34,238	8,397	11,387	54,022	713,347	767,369
Other	1,019	213	4,554	5,786	200,273	206,059
Total	$455,574	$223,209	$1,137,107	$1,815,890	$17,588,561	$19,404,451

December 31, 2013
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$446	$-	$4,944	$5,390	$77,013	$82,403
Commercial real estate non-owner occupied	13,889	349	41,959	56,197	1,808,021	1,864,218
Commercial real estate owner occupied	13,725	8,318	83,441	105,484	1,501,019	1,606,503
Commercial and industrial	9,960	4,463	56,309	70,732	2,841,734	2,912,466
Construction	2,329	-	18,108	20,437	140,734	161,171
Mortgage	316,663	154,882	645,444	1,116,989	4,283,690	5,400,679
Leasing	7,457	1,607	3,495	12,559	531,202	543,761
Consumer:
Credit cards	13,797	9,991	20,313	44,101	1,125,520	1,169,621
Home equity lines of credit	133	53	147	333	14,845	15,178
Personal	12,897	6,794	17,108	36,799	1,177,085	1,213,884
Auto	31,340	9,361	10,562	51,263	648,228	699,491
Other	1,834	859	6,135	8,828	209,636	218,464
Total	$424,470	$196,677	$907,965	$1,529,112	$14,358,727	$15,887,839

December 31, 2013
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$3,621	$1,675	$20,894	$26,190	$1,067,344	$1,093,534
Commercial real estate non-owner occupied	4,255	-	42,413	46,668	1,059,619	1,106,287
Commercial real estate owner occupied	657	8,452	23,507	32,616	527,426	560,042
Commercial and industrial	2,331	2,019	6,142	10,492	801,239	811,731
Construction	-	-	5,663	5,663	39,250	44,913
Mortgage	30,713	9,630	26,292	66,635	1,214,162	1,280,797
Legacy	9,079	2,098	15,050	26,227	184,908	211,135
Consumer:
Credit cards	285	200	486	971	14,680	15,651
Home equity lines of credit	2,794	2,198	8,632	13,624	449,409	463,033
Personal	3,196	826	1,591	5,613	129,622	135,235
Auto	11	-	2	13	476	489
Other	43	50	21	114	1,066	1,180
Total	$56,985	$27,148	$150,693	$234,826	$5,489,201	$5,724,027

December 31, 2013
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$4,067	$1,675	$25,838	$31,580	$1,144,357	$1,175,937
Commercial real estate non-owner occupied	18,144	349	84,372	102,865	2,867,640	2,970,505
Commercial real estate owner occupied	14,382	16,770	106,948	138,100	2,028,445	2,166,545
Commercial and industrial	12,291	6,482	62,451	81,224	3,642,973	3,724,197
Construction	2,329	-	23,771	26,100	179,984	206,084
Mortgage	347,376	164,512	671,736	1,183,624	5,497,852	6,681,476
Leasing	7,457	1,607	3,495	12,559	531,202	543,761
Legacy	9,079	2,098	15,050	26,227	184,908	211,135
Consumer:
Credit cards	14,082	10,191	20,799	45,072	1,140,200	1,185,272
Home equity lines of credit	2,927	2,251	8,779	13,957	464,254	478,211
Personal	16,093	7,620	18,699	42,412	1,306,707	1,349,119
Auto	31,351	9,361	10,564	51,276	648,704	699,980
Other	1,877	909	6,156	8,942	210,702	219,644
Total	$481,455	$223,825	$1,058,658	$1,763,938	$19,847,928	$21,611,866

Schedule Of Accounts Notes Loans And Financing Receivable Text Block

(In thousands)	December 31, 2014	December 31, 2013
Commercial multi-family	$487,280	$1,175,937
Commercial real estate non-owner occupied	2,526,146	2,970,505
Commercial real estate owner occupied	1,667,267	2,166,545
Commercial and industrial	3,453,574	3,724,197
Construction	251,820	206,084
Mortgage	6,502,886	6,681,476
Leasing	564,389	543,761
Legacy[2]	80,818	211,135
Consumer:
Credit cards	1,155,229	1,185,272
Home equity lines of credit	366,162	478,211
Personal	1,375,452	1,349,119
Auto	767,369	699,980
Other	206,059	219,644
Total loans held-in-portfolio[1]	$19,404,451	$21,611,866

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Past Due Financing Receivables Table Text Block
December 31, 2014

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$98,559	$12,597	$291,010	$402,166	$1,109,306	$1,511,472
Commercial and industrial	512	7	7,756	8,275	95,034	103,309
Construction	-	384	58,665	59,049	11,287	70,336
Mortgage	45,764	23,531	143,140	212,435	610,551	822,986
Consumer	1,884	747	2,532	5,163	29,396	34,559
Total covered loans	$146,719	$37,266	$503,103	$687,088	$1,855,574	$2,542,662

December 31, 2013

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$42,898	$8,745	$374,301	$425,944	$1,284,285	$1,710,229
Commercial and industrial	1,584	349	16,318	18,251	84,324	102,575
Construction	399	-	178,007	178,406	11,721	190,127
Mortgage	50,222	23,384	165,030	238,636	695,737	934,373
Consumer	2,588	1,328	4,200	8,116	39,007	47,123
Total covered loans	$97,691	$33,806	$737,856	$869,353	$2,115,074	$2,984,427

Loans Held For Sale [Member] | Non Covered Loans [Member]
Loans Held For Sale In Non Performing Status [Table Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Commercial	$309	$603
Mortgage	14,041	489
Consumer	4,549	-
Total	$18,899	$1,092

Schedule Of Accounts Notes Loans And Financing Receivable Text Block
(In thousands)	December 31, 2014	December 31, 2013
Commercial	$309	$603
Legacy	319	-
Mortgage	100,166	109,823
Consumer	5,310	-
Total loans held-for-sale	$106,104	$110,426